Income from operations - Depreciation and amortization (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income from operations [Line Items]
Depreciation and amortisation expense		€ 1,602	[1]	€ 1,323	[2]	€ 1,462	[1]
Property, plant and equipment [member]
Income from operations [Line Items]
Depreciation expense	[2]	711		630		691
Computer software [member]
Income from operations [Line Items]
Amortisation expense	[2]	117		88		76
Other intangible assets [member]
Income from operations [Line Items]
Amortisation expense	[2]	363		322		377
Capitalised development expenditure [member]
Income from operations [Line Items]
Amortisation expense	[2]	€ 411		€ 284		€ 319

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill